Note 11 - Taxation	12 Months Ended
Jun. 30, 2022
Statement Line Items [Line Items]
Disclosure of income tax [text block]
11.	Taxation

(a)	Tax (charge)/credit

	Year Ended June 30
	2022			2021			2020
(US dollars in thousands)	Continuing	Discontinued	Total	Continuing	Discontinued	Total	Continuing	Discontinued	Total
Current tax
UK corporation tax	(52)	-	(52)	-	-	-	-	-	-
Foreign tax	818	-	818	(825)	(24)	(849)	24	29	53
Total current tax	766	-	766	(825)	(24)	(849)	24	29	53

Deferred tax
Current year
UK tax	(96)	-	(96)	(51)	-	(51)	(202)	-	(202)
Foreign tax	1,297	149	1,446	1,014	-	1,014	(564)	-	(564)
Total deferred tax	1,201	149	1,350	963	-	963	(766)	-	(766)

Total income tax	1,968	149	2,117	138	(24)	114	(742)	29	(713)

The difference between the total tax charge and the amount calculated by applying the weighted average corporation tax rates applicable to each of the tax jurisdictions in which the Group operates to the profit before tax is shown below.

	Year Ended June 30
(US dollars in thousands)	2022	2021	2020
Loss before income tax from continuing operations	(22,912)	(8,165)	(4,080)
Group weighted average corporation tax rate	26.6%	22.2%	24.6%
Tax at standard rate	6,095	1,813	1,004
Effects of:
Expenses that are not deductible for tax purposes	-	(833)	(106)
Adjustment to prior year tax provisions	-	137	-
Deferred tax assets not recognized on tax losses	(4,127)	(979)	(1,640)
Total income tax from continuing operations for the period recognized in the
Consolidated Statement of Comprehensive Income/(Loss)	1,968	138	(742)

(b)	Deferred tax

(US dollars in thousands)	Year Ended June 30
	2022	2021	2020
Deferred tax assets	4,668	2,495	1,347
Deferred tax liabilities	(1,234)	(411)	-
Net deferred tax asset	3,434	2,084	1,347

The deferred tax assets are analyzed as follows:

Deferred tax assets	Tax losses	Other timing differences	Total

June 30, 2019	1,005	1,108	2,113
Credit to comprehensive income	(191)	(575)	(766)
June 30, 2020	814	533	1,347
Credit to comprehensive income	776	109	885
Acquisitions	263	-	263
June 30, 2021	1,853	642	2,495
Credit/(charged) to comprehensive income	2,227	(54)	2,173
June 30, 2022	4,080	588	4,668

The deferred tax liabilities are analyzed as follows:

Deferred tax liabilities	Accelerated allowances	Other timing differences	Total
June 30, 2020	-	-	-
Credit/(charged) to comprehensive income	-	78	78
Acquisitions of subsidiary	-	(489)	(489)
June 30, 2021	-	(411)	(411)
Credit/(charged) to comprehensive income	-	(823)	(823)
June 30, 2022	-	(1,234)	(1,234)

Deferred tax has been recognized in the current period using the tax rates applicable to each of the tax jurisdictions in which the Group operates. Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities.